Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses (in Dollars)
Allowance for advance to suppliers	4,871,715		5,216,045
Credit losses (in Dollars) | $
Contract liabilities	2,115,522		896,226	¥ 26,505,364	$ 291,106
Employee benefits expenses	213,318		¥ 182,475	¥ 133,081
Statute of limitations underpayment of taxes	¥ 100,000	$ 13,760
Value added tax rate	6.00%	6.00%
Lease term	12 months				12 months
Number of reportable segment	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	7.2672				7.2672